UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Insured Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 115.2%
Corporate — 1.1%
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16 $ 1,000 $ 1,016,490
County/City/Special District/School District — 25.1%
Erie County Industrial Development
Agency, RB, City School District of
Buffalo Project, Series A (AGM),
5.75%, 5/01/25	1,000	1,112,570
Haverstraw-Stony Point Central School
District New York, GO (AGM):
3.00%, 10/15/26	200	171,134
3.00%, 10/15/27	140	117,723
Hudson Yards Infrastructure Corp., RB,
Series A:
(FGIC), 5.00%, 2/15/47	3,000	2,912,430
(NPFGC), 4.50%, 2/15/47	250	230,320
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC),
6.50%, 3/01/39 (a)	1,000	191,540
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	150	166,131
Queens Baseball Stadium
(AMBAC), 5.00%, 1/01/46	2,725	2,379,770
Yankee Stadium (NPFGC)
4.75%, 3/01/46	1,000	944,040
New York City Transitional Finance
Authority, RB, Series S-2 (AGM),
5.00%, 1/15/37	850	880,991
New York City Transitional Finance
Authority, Refunding RB, Series B
(AMBAC):
Future Tax Secured, 5.00%,
5/01/30	3,260	3,334,524
Future Tax, 5.00%, 11/01/11 (b)	5	5,366
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	4,675	4,685,986
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.00%, 10/15/32	6,000	6,289,860
23,422,385

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education — 32.2%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	$ 175	$ 178,272
Herkimer County Industrial
Development Agency New York, RB,
College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	1,000	1,001,030
Madison County Industrial Development
Agency New York, RB, Colgate
University Project, Series A (AMBAC),
5.00%, 7/01/30	1,000	1,037,220
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	2,500	2,561,925
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-4
(AGC), 5.50%, 1/15/33	1,000	1,106,980
New York State Dormitory Authority, RB:
Brooklyn Law School, Series B
(Syncora), 5.13%, 7/01/30	4,000	4,072,400
FIT Student Housing Corp. (FGIC),
5.13%, 7/01/14 (b)	2,500	2,886,300
Mount Sinai School of Medicine at
NYU (NPFGC), 5.00%, 7/01/35	3,500	3,494,855
New York University, Series 2
(AMBAC), 5.00%, 7/01/41	7,000	7,045,500
Saints Joachim & Anne Residence,
5.25%, 7/01/27	3,000	3,012,510
Trust for Cultural Resources, Refunding
RB, American Museum of Natural
History, Series A (NPFGC):
5.00%, 7/01/36	1,000	1,032,560
5.00%, 7/01/44	2,500	2,557,400
29,986,952
Health — 19.8%
New York State Dormitory Authority,
MRB:
Hospital, Lutheran Medical
(NPFGC), 5.00%, 8/01/31	4,500	4,529,880
St. Barnabas, Series A (FHA),
5.00%, 2/01/31	5,000	5,051,950
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	1,250	1,313,187

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	MRB	Mortgage Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	PILOT	Payment in Lieu of Taxes
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	SBPA	Stand-by Bond Purchase Agreement
ERB	Education Revenue Bonds	VRDN	Variable Rate Demand Notes
FGIC	Financial Guaranty Insurance Co.

BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST MAY 31, 2010 1

Schedule of Investments (continued)

BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB
(concluded):
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	$ 500	$ 519,265
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	350	359,923
New York State Dormitory Authority,
Refunding RB:
Hospital, New York & Presbyterian
Hospital (AMBAC), 5.00%, 8/01/32	3,885	3,886,437
St. Luke's Roosevelt Hospital (FHA),
4.90%, 8/15/31	750	752,408
Winthrop University Hospital
Association, Series A (AMBAC),
5.25%, 7/01/31	2,000	1,994,840
18,407,890
State — 9.3%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	600	681,954
New York State Dormitory Authority, RB:
Master BOCES Program Lease
(AGC), 4.75%, 8/15/24	250	262,940
Mental Health Services Facilities
Improvement, Series A (AGM),
5.00%, 2/15/22	1,000	1,081,590
School Districts Financing Program,
Series D (NPFGC), 5.00%,
10/01/30	3,500	3,543,715
New York State Dormitory Authority,
Refunding RB, School District
Financing Program, Series A:
(AGM), 5.00%, 10/01/35	1,000	1,039,330
(NPFGC), 5.00%, 4/01/31	2,000	2,022,320
8,631,849
Transportation — 20.1%
Hudson Yards Infrastructure Corp., RB
(AGC), 5.00%, 2/15/47	1,250	1,266,400
Metropolitan Transportation Authority,
RB, Series 2008C, 6.50%, 11/15/28	750	878,205
Metropolitan Transportation Authority,
Refunding RB:
Series A (AMBAC), 5.00%, 7/01/30	4,600	4,667,252
Series A (NPFGC), 5.25%,
11/15/31	4,250	4,349,365
Transportation, Series E (NPFGC),
5.25%, 11/15/31	2,660	2,706,603
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	500	516,295
New York State Thruway Authority,
Refunding RB, Series H (AGM), 5.00%,
1/01/37	4,000	4,150,680

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey,
RB, Consolidated 116th Series,
4.13%, 9/15/32	$ 250	$ 245,548
18,780,348
Utilities — 7.6%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	1,000	1,124,900
Long Island Power Authority, Refunding
RB:
General, Series A (AGC), 6.00%,
5/01/33	2,000	2,263,980
General, Series F (NPFGC), 4.25%,
5/01/33	1,415	1,351,042
Series A (AGC), 5.75%, 4/01/39	1,690	1,896,298
New York City Municipal Water Finance
Authority, RB, Series DD (AGM),
4.50%, 6/15/39	500	491,235
7,127,455
Total Municipal Bonds in New York		107,373,369
Puerto Rico — 17.4%
County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	500	511,520
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.79%, 8/01/41 (a)	1,500	235,860
747,380
Education — 4.6%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	999,950
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
Refunding RB, Polytechnic University
Project, Series A (ACA), 5.00%,
8/01/32	3,850	3,292,789
4,292,739
State — 6.0%
Commonwealth of Puerto Rico, GO,
Refunding:
Public Improvement, Series A-4
(AGM), 5.25%, 7/01/30	725	754,863
Sub-Series C-7 (NPFGC), 6.00%,
7/01/27	1,000	1,081,020

2 BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST MAY 31, 2010

Schedule of Investments (continued)

BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB,
Series CC (AGM):
5.50%, 7/01/31	$ 1,000	$ 1,093,560
5.25%, 7/01/32	1,000	1,056,610
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	535,315
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	1,000	1,063,650
5,585,018
Transportation — 2.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21 2,000 2,234,960
Utilities — 3.6%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A (AGC),
5.13%, 7/01/47	1,250	1,260,488
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	2,000	2,093,980
3,354,468
Total Municipal Bonds in Puerto Rico		16,214,565
Total Municipal Bonds – 132.6% 123,587,934
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
New York — 19.4%
County/City/Special District/School District — 1.2%
City of New York New York, GO,
Sub-Series C-3 (AGC), 5.75%,
8/15/28 1,000 1,136,290
Transportation — 17.1%
Metropolitan Transportation Authority,
Refunding RB, Series A (AGM), 5.00%,
11/15/30	6,080	6,253,280
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC), 5.00%,
11/15/32	9,404	9,712,976
15,966,256
Utilities — 1.1%
New York City Municipal Water Finance
Authority, RB:
Fiscal 2009, Series A, 5.75%,
6/15/40	495	561,250

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c) (000) Value
New York (concluded)
Utilities (concluded)
New York City Municipal Water Finance
Authority, RB (concluded):
Series FF-2, 5.50%, 6/15/40	$ 405	$ 451,593
1,012,843
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 19.4% 18,115,389
Total Long-Term Investments
(Cost –$138,565,084) – 152.0% 141,703,323
New York – 0.0%
City of New York New York, GO,
Refunding, VRDN, Sub-Series H-3
(AGM Insurance, State Street Bank
& Co. SBPA), 0.25%, 6/01/10 (d)	50	50,000
	Shares
Money Market Fund — 1.2%
CMA New York Municipal Money Fund,
0.00% (e)(f) 1,098,916 1,098,916
Total Short-Term Securities
(Cost – $1,148,916) – 1.2% 1,148,916
Total Investments
(Cost – $139,714,000*) – 153.2%		142,852,239
Other Assets Less Liabilities – 1.5%		1,343,351
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (11.2)%		(10,410,885)
Preferred Shares, at Redemption Value – (43.5)%		(40,580,450)
Net Assets Applicable to Common Shares – 100.0% $		93,204,255
* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 129,672,438
Gross unrealized appreciation	$ 4,336,614
Gross unrealized depreciation		(1,565,316)
Net unrealized appreciation	$ 2,771,298
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST MAY 31, 2010 3

BlackRock New York Insured Municipal Income Trust (BSE)
Schedule of Investments May 31, 2010 (Unaudited)

(d) Variable rate security. Rate shown is as of report date and maturity
	shown is the date the principal owed can be recovered through demand.
(e) Investments in companies considered to be an affiliate of the Trust, for
	purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
	amended, were as follows:
		Shares at		Shares at
		August 31,		May 31,
	Affiliate	2009	Net Activity	2010	Income
	CMA New York
	Municipal
	Money Fund	3,311,074	(2,212,158)	1,098,916	$ 77
(f)	Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $141,703,323		—	$ 141,703,323
Short-Term
Securities	$ 1,098,916	50,000	—	1,148,916
Total	$ 1,098,916 $141,753,323		—	$ 142,852,239
[1]See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK INSURED MUNICIPAL INCOME TRUST MAY 31, 2010 4

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 23, 2010